Secured Note Liability (Details) - Schedule of carrying amount for the secured note	9 Months Ended
Sep. 30, 2022 shares
Schedule Of Carrying Amount For The Secured Note Abstract
Fair value at inception	282,263
Add (deduct):
Unrealized change in fair value	(82,337)
Foreign currency translation loss	20,734
Carrying value and fair value on September 30, 2022	220,660